Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K/A
Document Fiscal Year Focus	2026
Entity Registrant Name	DDC Enterprise Limited
Entity File Number	001-41872
Amendment Flag	true
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001808110
Current Fiscal Year End Date	--12-31
Amendment Description	We are filing this Amendment on Form 6-K/A (this “Amendment”) to amend and restate the Report on Form 6-K originally filed by DDC Enterprise Limited with the Securities and Exchange Commission on October 23, 2026 (the “Original 6-K”). This Amendment provides additional financial information regarding the Company for the six months ended June 30, 2026, including a discussion of liquidity and capital resources, unaudited consolidated statements of changes in shareholders’ equity, unaudited consolidated statements of cash flows, and selected notes to the unaudited interim consolidated financial statements. This Amendment supersedes and replaces the Original 6-K in its entirety.